Leases - Right-of-Use Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	£ 50,818	£ 57,193
Additions	17,349	3,687
Disposals	(24)	(845)
Derecognition as a result of subleases	(6)	(423)
Modifications	8,187	1,430
Depreciation charge	(11,861)	(10,958)	£ (10,449)
Reversal of the impairment charge	131	(214)	(1,697)
Effect of foreign exchange translations	490	948
Right-of-use assets end of period	65,084	50,818	57,193
Leasehold Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	50,736	57,019
Additions	17,349	3,640
Disposals	(24)	787
Derecognition as a result of subleases	(6)	(423)
Modifications	8,187	(1,433)
Depreciation charge	(11,809)	(10,878)
Reversal of the impairment charge	131	(214)
Effect of foreign exchange translations	489	946
Right-of-use assets end of period	65,053	50,736	57,019
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	82	174
Additions	0	47
Disposals	0	(58)
Derecognition as a result of subleases	0	0
Modifications	0	(3)
Depreciation charge	(52)	(80)
Reversal of the impairment charge	0	0
Effect of foreign exchange translations	1	2
Right-of-use assets end of period	£ 31	£ 82	£ 174